INVENTORIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	December 31, 2023	December 31, 2022
Finished goods	$33.8	$42.6
Ore stockpiles	55.7	30.4
Mine supplies	176.8	126.9
	266.3	199.9
Non-current ore stockpiles	106.5	92.4
	$372.8	$292.3
For the year ended December 31, 2023, the Company recognized a net realizable value write-down in finished goods amounting to $1.7 million (December 31, 2022 - $6.7 million).
For the year ended December 31, 2023, the Company recognized a net realizable value write-down in current ore stockpiles amounting to $1.7 million (December 31, 2022 - $2.1 million) and a net realizable value write-down in non-current ore stockpiles amounting to $nil (December 31, 2022 - net reversal of previously recorded net realizable value write-down of $17.0 million).
For the year ended December 31, 2023, the Company recognized a write-down in mine supplies inventories amounting to $2.5 million (December 31, 2022 - $2.4 million).
Finished goods in the prior year included $13.5 million related to gold inventory included in a 2018 embargoed shipment of carbon fines. A settlement with the Government of Burkina Faso has been reached in connection with the embargoed shipment whereby the Government of Burkina Faso will take ownership of the embargoed carbon fines (note 15(b)). A write-down of finished goods inventory has been recorded in other expenses as a result.